Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of March 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Automobiles & Components 2.1%
Aptiv PLC *	12,259	851,265
Ford Motor Co.	227,175	2,621,600
General Motors Co.	52,088	3,880,556
Tesla, Inc. *	162,371	60,361,419
		67,714,840

Banks 3.5%
Bank of America Corp.	383,123	18,677,246
Citigroup, Inc.	100,693	11,419,593
Citizens Financial Group, Inc.	24,488	1,468,545
Fifth Third Bancorp	51,862	2,409,509
Huntington Bancshares, Inc.	116,959	1,830,408
JPMorgan Chase & Co.	155,687	45,796,888
KeyCorp	54,799	1,098,720
M&T Bank Corp.	8,749	1,808,593
PNC Financial Services Group, Inc.	23,273	4,842,879
Regions Financial Corp.	50,643	1,322,795
Truist Financial Corp.	72,745	3,344,088
U.S. Bancorp	89,568	4,658,432
Wells Fargo & Co.	178,199	14,186,422
		112,864,118

Capital Goods 6.8%
3M Co.	30,349	4,407,585
A.O. Smith Corp.	6,392	421,488
Allegion PLC	4,957	720,203
AMETEK, Inc.	13,265	2,843,485
Axon Enterprise, Inc. *	4,547	1,931,065
Boeing Co. *	45,353	9,026,608
Builders FirstSource, Inc. *	6,426	529,053
Carrier Global Corp.	45,273	2,549,323
Caterpillar, Inc.	26,876	19,040,571
Comfort Systems USA, Inc.	2,028	2,796,592
Cummins, Inc.	7,992	4,299,856
Deere & Co.	14,554	8,198,268
Dover Corp.	7,771	1,619,865
Eaton Corp. PLC	22,451	8,030,049
EMCOR Group, Inc.	2,602	1,921,083
Emerson Electric Co.	32,383	4,242,821
Fastenal Co.	66,514	3,086,250
Fortive Corp.	18,058	998,246
GE Vernova, Inc.	15,531	13,557,010
Generac Holdings, Inc. *	3,430	669,982
General Dynamics Corp.	14,623	5,018,906
General Electric Co.	60,589	17,193,341
Honeywell International, Inc.	36,661	8,286,486
Howmet Aerospace, Inc.	23,199	5,346,442
Hubbell, Inc.	3,102	1,522,275
Huntington Ingalls Industries, Inc.	2,303	874,910
IDEX Corp.	4,313	817,529
Illinois Tool Works, Inc.	15,112	3,933,502
Ingersoll Rand, Inc.	20,509	1,643,181
Johnson Controls International PLC	35,390	4,634,320
L3Harris Technologies, Inc.	10,762	3,714,504
Lennox International, Inc.	1,839	853,535
SECURITY	NUMBER OF SHARES	VALUE ($)
Lockheed Martin Corp.	11,667	7,051,418
Masco Corp.	11,732	708,261
Nordson Corp.	3,070	816,804
Northrop Grumman Corp.	7,687	5,244,379
Otis Worldwide Corp.	22,399	1,726,515
PACCAR, Inc.	30,413	3,512,701
Parker-Hannifin Corp.	7,295	6,530,776
Pentair PLC	9,429	821,360
Quanta Services, Inc.	8,626	4,735,846
Rockwell Automation, Inc.	6,474	2,323,389
RTX Corp.	77,344	14,919,658
Snap-on, Inc.	2,991	1,086,391
Stanley Black & Decker, Inc.	8,965	637,053
Textron, Inc.	9,935	869,909
Trane Technologies PLC	12,793	5,331,355
TransDigm Group, Inc.	3,268	3,787,481
United Rentals, Inc.	3,652	2,660,701
Vertiv Holdings Co., Class A	22,043	5,523,535
Westinghouse Air Brake Technologies Corp.	9,891	2,471,860
WW Grainger, Inc.	2,521	2,749,932
Xylem, Inc.	14,037	1,677,421
		219,915,079

Commercial & Professional Services 0.8%
Automatic Data Processing, Inc.	23,280	4,730,030
Broadridge Financial Solutions, Inc.	6,727	1,093,003
Cintas Corp.	19,586	3,312,776
Copart, Inc. *	51,801	1,719,793
Equifax, Inc.	6,938	1,249,326
Jacobs Solutions, Inc.	6,767	861,304
Leidos Holdings, Inc.	7,469	1,161,579
Paychex, Inc.	18,616	1,714,906
Republic Services, Inc.	11,594	2,539,318
Rollins, Inc.	16,910	903,163
Veralto Corp.	14,307	1,265,025
Verisk Analytics, Inc.	8,031	1,523,882
Waste Management, Inc.	21,452	4,929,455
		27,003,560

Consumer Discretionary Distribution & Retail 5.5%
Amazon.com, Inc. *	563,965	117,456,991
AutoZone, Inc. *	955	3,225,780
Best Buy Co., Inc.	11,274	723,791
Carvana Co. *	8,149	2,561,883
eBay, Inc.	26,224	2,386,908
Genuine Parts Co.	8,016	847,692
Home Depot, Inc.	57,446	18,893,415
Lowe's Cos., Inc.	32,391	7,653,345
O'Reilly Automotive, Inc. *	48,686	4,494,205
Pool Corp.	1,928	390,092
Ross Stores, Inc.	18,637	4,037,333
TJX Cos., Inc.	64,201	10,252,900
Tractor Supply Co.	30,447	1,379,249
Ulta Beauty, Inc. *	2,556	1,336,047
Williams-Sonoma, Inc.	6,879	1,254,248
		176,893,879

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 0.5%
Deckers Outdoor Corp. *	8,179	818,636
DR Horton, Inc.	15,524	2,130,203
Garmin Ltd.	9,420	2,185,534
Hasbro, Inc.	7,733	723,809
Lennar Corp., Class A	12,433	1,079,682
Lululemon Athletica, Inc. *	6,160	943,096
NIKE, Inc., Class B	68,963	3,642,626
NVR, Inc. *	161	1,060,962
PulteGroup, Inc.	11,071	1,302,060
Ralph Lauren Corp.	2,227	766,066
Tapestry, Inc.	11,780	1,662,276
		16,314,950

Consumer Services 1.8%
Airbnb, Inc., Class A *	24,407	3,082,116
Booking Holdings, Inc.	1,861	7,835,405
Carnival Corp.	66,906	1,731,527
Chipotle Mexican Grill, Inc. *	75,545	2,418,195
Darden Restaurants, Inc.	6,634	1,300,529
Domino's Pizza, Inc.	1,791	642,593
DoorDash, Inc., Class A *	21,540	3,234,231
Expedia Group, Inc.	6,742	1,556,660
Hilton Worldwide Holdings, Inc.	13,266	4,033,925
Las Vegas Sands Corp.	17,454	940,422
Marriott International, Inc., Class A	12,723	4,161,312
McDonald's Corp.	41,087	12,769,429
MGM Resorts International *	10,766	398,450
Norwegian Cruise Line Holdings Ltd. *	26,473	495,045
Royal Caribbean Cruises Ltd.	14,556	4,005,520
Starbucks Corp.	65,648	5,881,404
Wynn Resorts Ltd.	4,865	494,041
Yum! Brands, Inc.	15,999	2,487,525
		57,468,329

Consumer Staples Distribution & Retail 2.1%
Costco Wholesale Corp.	25,633	25,541,490
Dollar General Corp.	12,683	1,505,853
Dollar Tree, Inc. *	10,656	1,166,939
Kroger Co.	33,548	2,427,533
Sysco Corp.	27,597	1,968,494
Target Corp.	26,091	3,162,229
Walmart, Inc.	253,087	31,453,652
		67,226,190

Energy 4.0%
APA Corp.	20,436	867,304
Baker Hughes Co.	57,200	3,492,060
Chevron Corp.	108,275	22,402,098
ConocoPhillips	70,596	9,318,672
Coterra Energy, Inc.	43,714	1,536,110
Devon Energy Corp.	36,052	1,814,137
Diamondback Energy, Inc.	11,183	2,211,886
EOG Resources, Inc.	31,265	4,519,981
EQT Corp.	35,960	2,288,494
Expand Energy Corp.	13,724	1,506,621
Exxon Mobil Corp.	241,199	40,921,822
Halliburton Co.	48,673	1,897,760
Kinder Morgan, Inc.	112,810	3,782,519
Marathon Petroleum Corp.	16,998	4,150,572
Occidental Petroleum Corp.	41,690	2,709,850
ONEOK, Inc.	36,429	3,292,817
Phillips 66	23,217	4,229,673
SLB Ltd.	86,470	4,443,693
Targa Resources Corp.	12,433	3,117,326
SECURITY	NUMBER OF SHARES	VALUE ($)
Texas Pacific Land Corp.	3,337	1,583,607
Valero Energy Corp.	17,575	4,342,431
Williams Cos., Inc.	70,368	5,121,383
		129,550,816

Equity Real Estate Investment Trusts (REITs) 1.8%
Alexandria Real Estate Equities, Inc.	9,107	422,747
American Tower Corp.	27,070	4,671,741
AvalonBay Communities, Inc.	8,159	1,332,773
BXP, Inc.	8,305	431,029
Camden Property Trust	5,958	581,858
Crown Castle, Inc.	25,093	2,040,312
Digital Realty Trust, Inc.	18,608	3,353,348
Equinix, Inc.	5,679	5,566,783
Equity Residential	19,810	1,171,761
Essex Property Trust, Inc.	3,713	898,546
Extra Space Storage, Inc.	12,230	1,603,720
Federal Realty Investment Trust	4,450	472,634
Healthpeak Properties, Inc.	40,126	659,270
Host Hotels & Resorts, Inc.	37,730	722,907
Invitation Homes, Inc.	32,497	807,550
Iron Mountain, Inc.	17,046	1,741,078
Kimco Realty Corp.	38,842	872,780
Mid-America Apartment Communities, Inc.	6,736	822,600
Prologis, Inc.	53,687	7,096,348
Public Storage	9,102	2,465,550
Realty Income Corp.	53,006	3,242,907
Regency Centers Corp.	9,549	722,477
SBA Communications Corp.	6,139	1,056,583
Simon Property Group, Inc.	18,828	3,511,987
UDR, Inc.	17,429	588,752
Ventas, Inc.	27,368	2,238,155
VICI Properties, Inc.	61,586	1,682,530
Welltower, Inc.	40,308	7,969,295
Weyerhaeuser Co.	41,518	1,014,285
		59,762,306

Financial Services 7.3%
American Express Co.	30,913	9,350,564
Ameriprise Financial, Inc.	5,261	2,337,988
Apollo Global Management, Inc.	26,902	2,997,421
ARES Management Corp., Class A	11,870	1,295,017
Bank of New York Mellon Corp.	39,657	4,704,510
Berkshire Hathaway, Inc., Class B *	105,883	50,739,134
Blackrock, Inc.	8,331	8,012,006
Blackstone, Inc.	43,140	4,960,669
Block, Inc. *	31,557	1,899,100
Capital One Financial Corp.	36,107	6,587,000
Cboe Global Markets, Inc.	6,088	1,711,154
Charles Schwab Corp. (a)	95,896	9,012,306
CME Group, Inc.	20,832	6,152,731
Coinbase Global, Inc., Class A *	12,945	2,260,326
Corpay, Inc. *	4,031	1,172,981
FactSet Research Systems, Inc.	2,153	467,180
Fidelity National Information Services, Inc.	29,839	1,399,748
Fiserv, Inc. *	30,992	1,729,354
Franklin Resources, Inc.	17,329	409,311
Global Payments, Inc.	13,712	922,818
Goldman Sachs Group, Inc.	17,282	14,620,399
Interactive Brokers Group, Inc., Class A	25,662	1,721,150
Intercontinental Exchange, Inc.	32,826	5,162,873
Invesco Ltd.	25,766	625,856
Jack Henry & Associates, Inc.	4,180	660,607
KKR & Co., Inc.	39,730	3,675,025
Mastercard, Inc., Class A	47,006	23,487,018

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Moody's Corp.	8,878	3,873,028
Morgan Stanley	69,323	11,408,486
MSCI, Inc.	4,234	2,282,168
Nasdaq, Inc.	26,068	2,212,913
Northern Trust Corp.	10,854	1,514,893
PayPal Holdings, Inc.	53,050	2,399,452
Raymond James Financial, Inc.	10,219	1,479,609
Robinhood Markets, Inc., Class A *	45,768	3,171,722
S&P Global, Inc.	17,632	7,499,595
State Street Corp.	16,081	2,035,211
Synchrony Financial	20,269	1,378,697
T. Rowe Price Group, Inc.	12,774	1,151,448
Visa, Inc., Class A	97,035	29,327,858
		237,809,326

Food, Beverage & Tobacco 2.2%
Altria Group, Inc.	96,975	6,399,380
Archer-Daniels-Midland Co.	27,691	2,012,859
Brown-Forman Corp., Class B	10,058	265,933
Bunge Global SA	7,799	992,033
Campbell's Co.	11,289	251,406
Coca-Cola Co.	223,536	16,999,913
Conagra Brands, Inc.	27,132	426,515
Constellation Brands, Inc., Class A	8,092	1,213,800
General Mills, Inc.	30,746	1,144,366
Hershey Co.	8,538	1,774,965
Hormel Foods Corp.	16,434	372,230
J.M. Smucker Co.	6,057	584,137
Keurig Dr. Pepper, Inc.	78,283	2,061,191
Kraft Heinz Co.	49,110	1,104,484
McCormick & Co., Inc. - Non Voting Shares	14,612	737,029
Molson Coors Beverage Co., Class B	9,898	426,208
Mondelez International, Inc., Class A	74,140	4,273,430
Monster Beverage Corp. *	41,097	2,977,889
PepsiCo, Inc.	78,748	12,228,777
Philip Morris International, Inc.	89,855	14,856,626
Tyson Foods, Inc., Class A	16,508	1,057,667
		72,160,838

Health Care Equipment & Services 3.3%
Abbott Laboratories	100,350	10,302,934
Align Technology, Inc. *	3,845	659,148
Baxter International, Inc.	29,852	501,514
Becton Dickinson & Co.	16,407	2,579,673
Boston Scientific Corp. *	85,682	5,376,545
Cardinal Health, Inc.	13,559	2,865,152
Cencora, Inc.	11,209	3,521,195
Centene Corp. *	26,919	881,328
Cigna Group	15,181	4,049,532
Cooper Cos., Inc. *	11,208	801,372
CVS Health Corp.	73,306	5,264,837
DaVita, Inc. *	1,873	287,861
Dexcom, Inc. *	22,176	1,392,653
Edwards Lifesciences Corp. *	33,633	2,693,331
Elevance Health, Inc.	12,717	3,722,902
GE HealthCare Technologies, Inc.	26,261	1,869,258
HCA Healthcare, Inc.	9,054	4,284,715
Henry Schein, Inc. *	5,766	424,954
Hologic, Inc. *	12,825	969,442
Humana, Inc.	6,949	1,204,887
IDEXX Laboratories, Inc. *	4,629	2,600,989
Insulet Corp. *	4,053	850,482
Intuitive Surgical, Inc. *	20,506	9,453,061
Labcorp Holdings, Inc.	4,777	1,274,551
McKesson Corp.	7,077	6,124,153
Medtronic PLC	74,056	6,416,952
SECURITY	NUMBER OF SHARES	VALUE ($)
Quest Diagnostics, Inc.	6,419	1,257,996
ResMed, Inc.	8,394	1,884,285
Solventum Corp. *	8,593	561,123
STERIS PLC	5,651	1,249,606
Stryker Corp.	19,895	6,537,298
UnitedHealth Group, Inc.	52,289	14,148,880
Universal Health Services, Inc., Class B	3,223	576,820
Zimmer Biomet Holdings, Inc.	11,419	1,032,506
		107,621,935

Household & Personal Products 0.9%
Church & Dwight Co., Inc.	13,639	1,272,791
Clorox Co.	6,979	723,234
Colgate-Palmolive Co.	46,446	3,958,592
Estee Lauder Cos., Inc., Class A	14,245	1,022,364
Kenvue, Inc.	110,403	1,903,348
Kimberly-Clark Corp.	19,126	1,845,085
Procter & Gamble Co.	134,088	19,367,671
		30,093,085

Insurance 1.7%
Aflac, Inc.	26,899	2,951,089
Allstate Corp.	15,059	3,122,333
American International Group, Inc.	30,917	2,326,504
Aon PLC, Class A	12,360	3,989,561
Arch Capital Group Ltd. *	20,598	1,977,202
Arthur J Gallagher & Co.	14,884	3,223,577
Assurant, Inc.	2,898	631,214
Brown & Brown, Inc.	16,869	1,100,028
Chubb Ltd.	21,012	6,848,441
Cincinnati Financial Corp.	8,990	1,414,577
Erie Indemnity Co., Class A	1,448	363,897
Everest Group Ltd.	2,345	766,463
Globe Life, Inc.	4,607	641,156
Hartford Insurance Group, Inc.	16,071	2,173,281
Loews Corp.	9,736	1,039,221
Marsh & McLennan Cos., Inc.	27,896	4,838,561
MetLife, Inc.	31,718	2,243,097
Principal Financial Group, Inc.	11,399	1,027,164
Progressive Corp.	33,851	6,710,622
Prudential Financial, Inc.	20,052	1,958,880
Travelers Cos., Inc.	12,515	3,650,375
W.R. Berkley Corp.	17,168	1,137,895
Willis Towers Watson PLC	5,479	1,592,745
		55,727,883

Materials 2.1%
Air Products & Chemicals, Inc.	12,885	3,742,964
Albemarle Corp.	6,790	1,219,009
Amcor PLC	26,746	1,063,154
Avery Dennison Corp.	4,457	769,635
Ball Corp.	15,442	912,777
CF Industries Holdings, Inc.	8,987	1,166,872
Corteva, Inc.	38,752	3,243,930
CRH PLC	38,622	4,059,945
Dow, Inc.	41,751	1,738,929
DuPont de Nemours, Inc.	23,578	1,079,872
Ecolab, Inc.	14,749	3,923,529
Freeport-McMoRan, Inc.	82,813	4,867,748
International Flavors & Fragrances, Inc.	14,757	1,070,620
International Paper Co.	30,426	1,086,208
Linde PLC	26,957	13,364,202
LyondellBasell Industries NV, Class A	14,837	1,195,269
Martin Marietta Materials, Inc.	3,503	2,062,146
Mosaic Co.	18,536	472,668
Newmont Corp.	63,075	6,827,869

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nucor Corp.	13,187	2,229,922
Packaging Corp. of America	5,150	1,092,933
PPG Industries, Inc.	12,930	1,381,958
Sherwin-Williams Co.	13,335	4,274,534
Smurfit WestRock PLC	30,165	1,202,075
Steel Dynamics, Inc.	8,002	1,440,360
Vulcan Materials Co.	7,614	2,073,292
		67,562,420

Media & Entertainment 9.1%
Alphabet, Inc., Class A	335,877	96,584,790
Alphabet, Inc., Class C	269,770	77,386,222
Charter Communications, Inc., Class A *	4,962	1,071,197
EchoStar Corp., Class A *	7,757	908,112
Electronic Arts, Inc.	13,058	2,662,134
Fox Corp., Class A	18,917	1,104,753
Live Nation Entertainment, Inc. *	9,205	1,403,855
Meta Platforms, Inc., Class A	126,278	72,247,432
Netflix, Inc. *	243,761	23,437,620
News Corp., Class A	29,354	731,795
Omnicom Group, Inc.	18,128	1,365,220
Paramount Skydance Corp., Class B	17,632	159,041
Take-Two Interactive Software, Inc. *	10,113	1,997,318
TKO Group Holdings, Inc.	3,906	787,645
Trade Desk, Inc., Class A *	25,502	578,640
Walt Disney Co.	102,246	9,854,469
Warner Bros Discovery, Inc. *	143,400	3,937,764
		296,218,007

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
AbbVie, Inc.	102,038	22,192,245
Agilent Technologies, Inc.	16,298	1,857,646
Amgen, Inc.	31,028	10,917,202
Biogen, Inc. *	8,456	1,550,238
Bio-Techne Corp.	9,097	475,409
Bristol-Myers Squibb Co.	117,344	7,116,914
Charles River Laboratories International, Inc. *	2,775	478,687
Danaher Corp.	36,338	6,889,685
Eli Lilly & Co.	45,751	42,080,397
Gilead Sciences, Inc.	71,661	9,987,394
Incyte Corp. *	9,651	908,352
IQVIA Holdings, Inc. *	9,868	1,682,889
Johnson & Johnson	139,109	34,003,804
Merck & Co., Inc.	143,353	17,243,932
Mettler-Toledo International, Inc. *	1,184	1,493,261
Moderna, Inc. *	20,038	1,017,930
Pfizer, Inc.	328,310	9,218,945
Regeneron Pharmaceuticals, Inc.	5,808	4,487,493
Revvity, Inc.	6,579	576,386
Thermo Fisher Scientific, Inc.	21,685	10,658,828
Vertex Pharmaceuticals, Inc. *	14,636	6,535,559
Viatris, Inc.	67,564	912,790
Waters Corp. *	5,705	1,698,949
West Pharmaceutical Services, Inc.	4,145	1,038,903
Zoetis, Inc.	24,323	2,875,222
		197,899,060

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	16,743	2,268,007
CoStar Group, Inc. *	24,421	985,143
		3,253,150

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 14.4%
Advanced Micro Devices, Inc. *	94,164	19,155,782
Analog Devices, Inc.	28,205	8,973,139
Applied Materials, Inc.	45,816	15,659,451
Broadcom, Inc.	273,690	84,709,792
First Solar, Inc. *	6,183	1,219,659
Intel Corp. *	271,024	11,960,289
KLA Corp.	7,566	11,140,254
Lam Research Corp.	72,083	15,401,254
Microchip Technology, Inc.	31,181	2,014,604
Micron Technology, Inc.	65,013	21,963,992
Monolithic Power Systems, Inc.	2,807	3,069,033
NVIDIA Corp.	1,402,170	244,538,448
NXP Semiconductors NV	14,607	2,875,534
ON Semiconductor Corp. *	22,704	1,405,832
Qnity Electronics, Inc.	12,211	1,408,905
QUALCOMM, Inc.	61,591	7,931,689
Skyworks Solutions, Inc.	8,680	464,814
Teradyne, Inc.	9,024	2,675,255
Texas Instruments, Inc.	52,387	10,170,412
		466,738,138

Software & Services 9.0%
Accenture PLC, Class A	35,518	7,042,864
Adobe, Inc. *	23,720	5,765,858
Akamai Technologies, Inc. *	8,427	967,841
AppLovin Corp., Class A *	15,656	6,231,088
Autodesk, Inc. *	12,216	2,924,510
Cadence Design Systems, Inc. *	15,743	4,374,507
Cognizant Technology Solutions Corp., Class A	27,821	1,706,818
Crowdstrike Holdings, Inc., Class A *	14,567	5,687,103
Datadog, Inc., Class A *	19,045	2,248,262
EPAM Systems, Inc. *	3,178	430,301
Fair Isaac Corp. *	1,367	1,459,327
Fortinet, Inc. *	36,422	2,976,406
Gartner, Inc. *	4,072	644,761
Gen Digital, Inc.	31,979	602,165
GoDaddy, Inc., Class A *	7,812	645,818
International Business Machines Corp.	53,954	13,077,910
Intuit, Inc.	16,072	6,949,211
Microsoft Corp.	428,394	158,578,607
Oracle Corp.	97,894	14,401,186
Palantir Technologies, Inc., Class A *	131,856	19,287,896
Palo Alto Networks, Inc. *	46,645	7,478,126
PTC, Inc. *	6,863	977,909
Roper Technologies, Inc.	6,142	2,173,408
Salesforce, Inc.	54,160	10,110,047
ServiceNow, Inc. *	60,427	6,317,643
Synopsys, Inc. *	11,064	4,386,655
Trimble, Inc. *	13,709	894,238
Tyler Technologies, Inc. *	2,526	864,852
VeriSign, Inc.	4,755	1,180,952
Workday, Inc., Class A *	12,399	1,610,878
		291,997,147

Technology Hardware & Equipment 9.3%
Amphenol Corp., Class A	70,955	8,965,164
Apple, Inc.	847,092	214,983,479
Arista Networks, Inc. *	59,606	7,318,425
CDW Corp.	7,653	926,166
Ciena Corp. *	8,116	3,150,875
Cisco Systems, Inc.	228,204	17,706,348
Coherent Corp. *	10,803	2,573,382
Corning, Inc.	45,142	6,137,958
Dell Technologies, Inc., Class C	17,216	2,825,662

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
F5, Inc. *	3,312	958,261
Hewlett Packard Enterprise Co.	76,567	1,823,060
HP, Inc.	52,895	1,016,113
Jabil, Inc.	6,150	1,633,624
Keysight Technologies, Inc. *	9,883	2,790,663
Lumentum Holdings, Inc. *	4,114	2,891,155
Motorola Solutions, Inc.	9,545	4,142,244
NetApp, Inc.	11,415	1,168,782
Sandisk Corp. *	8,505	5,403,567
Seagate Technology Holdings PLC	12,566	4,922,856
Super Micro Computer, Inc. *	29,745	677,294
TE Connectivity PLC	16,908	3,534,110
Teledyne Technologies, Inc. *	2,732	1,652,887
Western Digital Corp.	19,536	5,284,292
Zebra Technologies Corp., Class A *	2,834	592,533
		303,078,900

Telecommunication Services 1.1%
AT&T, Inc.	403,381	11,694,015
Comcast Corp., Class A	207,326	5,952,330
T-Mobile U.S., Inc.	27,377	5,749,991
Verizon Communications, Inc.	242,988	12,197,998
		35,594,334

Transportation 1.4%
CH Robinson Worldwide, Inc.	6,835	1,135,088
CSX Corp.	107,555	4,415,133
Delta Air Lines, Inc.	37,429	2,488,280
Expeditors International of Washington, Inc.	7,722	1,106,022
FedEx Corp.	12,510	4,455,812
JB Hunt Transport Services, Inc.	4,322	915,832
Norfolk Southern Corp.	12,997	3,730,139
Old Dominion Freight Line, Inc.	10,603	2,071,826
Southwest Airlines Co.	28,715	1,078,823
Uber Technologies, Inc. *	118,591	8,530,251
Union Pacific Corp.	34,259	8,311,919
United Airlines Holdings, Inc. *	18,636	1,715,816
United Parcel Service, Inc., Class B	42,746	4,205,351
		44,160,292

Utilities 2.5%
AES Corp.	41,301	581,931
Alliant Energy Corp.	14,812	1,062,909
Ameren Corp.	15,926	1,750,586
American Electric Power Co., Inc.	31,165	4,085,108
American Water Works Co., Inc.	11,363	1,546,391
Atmos Energy Corp.	9,533	1,760,936
CenterPoint Energy, Inc.	37,619	1,623,636
CMS Energy Corp.	17,656	1,369,753
Consolidated Edison, Inc.	20,798	2,353,918
SECURITY	NUMBER OF SHARES	VALUE ($)
Constellation Energy Corp.	17,956	5,014,213
Dominion Energy, Inc.	49,203	3,041,730
DTE Energy Co.	12,078	1,766,045
Duke Energy Corp.	45,012	5,893,871
Edison International	22,172	1,622,547
Entergy Corp.	26,064	2,928,551
Evergy, Inc.	13,483	1,104,527
Eversource Energy	21,619	1,497,764
Exelon Corp.	59,271	2,905,464
FirstEnergy Corp.	29,957	1,517,622
NextEra Energy, Inc.	120,002	11,145,786
NiSource, Inc.	27,574	1,286,603
NRG Energy, Inc.	12,347	1,804,391
PG&E Corp.	126,649	2,225,223
Pinnacle West Capital Corp.	6,798	684,899
PPL Corp.	43,052	1,644,586
Public Service Enterprise Group, Inc.	28,961	2,344,393
Sempra	37,608	3,654,369
Southern Co.	63,447	6,123,904
Vistra Corp.	18,458	2,774,791
WEC Energy Group, Inc.	18,894	2,187,358
Xcel Energy, Inc.	34,291	2,724,077
		82,027,882
Total Common Stocks (Cost $1,626,570,156)		3,226,656,464

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Core S&P 500 ETF	10,000	6,532,100
Total Investment Companies (Cost $6,663,127)		6,532,100
Total Investments in Securities (Cost $1,633,233,283)		3,233,188,564

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/18/26	40	13,141,500	(91,153)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended March 31, 2026:
SECURITY	VALUE AT 12/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/26	BALANCE OF SHARES HELD AT 3/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp. (a)	$8,963,026	$716,596	($94,984 )	($9,069 )	($563,263 )	$9,012,306	95,896	$29,984

(a)	Issuer is affiliated with the fund’s investment adviser.

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$3,226,656,464	$—	$—	$3,226,656,464
Investment Companies [1]	6,532,100	—	—	6,532,100
Liabilities
Futures Contracts [2]	(91,153)	—	—	(91,153)
Total	$3,233,097,411	$—	$—	$3,233,097,411

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (Unaudited) (continued)

The levels associated with valuing the fund’s investments are disclosed in the fund’s Portfolio Holdings.
REG47715MAR26